Nature of Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Summary of Detailed Information about Expenses by Nature

	2024	2023
Purchased and produced raw materials and product for resale [1]	14,289	16,635
Depreciation and amortization	2,339	2,169
Employee costs [2]	3,077	2,858
Freight	1,133	1,171
Impairment of assets (Notes 14 and 15)	530	774
Provincial mining taxes [3]	255	398
Restructuring costs	47	49
Contract services	793	753
Lease expense	110	103
Fleet fuel, repairs and maintenance	354	369
Loss related to financial instruments in Argentina	35	92
ARO/ERL related expenses for non-operating sites (Note 22)	151	143
Gain on amendments to other post-retirement pension plans	‐	(80)
Bad debt	117	55
Project feasibility	92	92
Customer prepayment costs	58	55
Foreign exchange (gain) loss, net of related derivatives	360	91
Earnings of equity-accounted investees	(130)	(101)
Other expenses	506	685
Total cost of goods sold and expenses	24,116	26,311

1  Significant expenses include supplies, energy, fuel, purchases of raw material (natural gas – feedstock, sulfur, ammonia and reagents) and product for resale (crop nutrients, crop protection products and seed).

2  Includes salaries and wages, employee benefits, and share-based compensation.

3 Includes Saskatchewan potash production tax and Saskatchewan resource surcharge of $161 million and $94 million (2023 – $279 million and $119 million), respectively, as required under Saskatchewan provincial legislation.